Capital commitments	12 Months Ended
Dec. 31, 2023
Capital commitments
Capital commitments

B5. Capital commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	2023	2022
	£m	£m
Property, plant and equipment	22	37
Intangible assets	3	3
Total	25	40